WARRANTS - Series C 1 Preferred Warrants (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 18, 2018	Dec. 31, 2016
WARRANTS
Number of warrants to purchase preferred stock	1,102,752		1,102,752					12,500
Exercise price								$ 3.04
Accrued value of warrants	$ 504,117		$ 504,117		$ 2,072,536	$ 1,179,201
Change in fair value of warrants			$ (1,470,153)	$ 1,592,955	$ 883,573	$ (178,668)	$ (817,618)
Series C-1 Preferred Warrants
WARRANTS
Number of warrants to purchase preferred stock									88,361
Exercise price									$ 10.88
Number of warrants outstanding	88,361		88,361		88,361	88,361	88,361
Accrued value of warrants	$ 18,556		$ 18,556		$ 153,748	$ 87,477	$ 100,732
Change in fair value of warrants	$ 31,368	$ (101,615)	$ 135,192	$ (118,404)	$ 66,271	$ 13,254	$ 60,969
Series C-1 Preferred Warrants | Warrants term after the termination of the lease
WARRANTS
Warrants exercisable term	6 years		6 years		6 years
Series C-1 Preferred Warrants | Warrants term from the date of issuance
WARRANTS
Warrants exercisable term	10 years		10 years		10 years